Consolidated Balance Sheet Components - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses	$ 32,206	$ 734
Customer consideration asset, current (Note 10)	0	2,325
Other current assets	4,784	6,956
Previously Reported [Member]
Prepaid expenses	$ 4,784	$ 4,631